AMG Managers Brandywine Advisors Mid Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
June 30, 2019

Shares		Cost	Value	Shares		Cost	Value
Common Stocks - 94.1%					Health Care Services - 0.9%
	Communication Services			15,732	Guardant Health, Inc. *	$1,168,578	$1,358,144
	Interactive Home Entertainment - 2.3%				Health Care Equipment - 5.2%
34,480	Electronic Arts, Inc. *	$3,192,982	$3,491,445	71,279	Tandem Diabetes Care, Inc. *,1	3,558,518	4,598,921
	Movies & Entertainment - 2.9%				Wright Medical Group, N.V.
				106,800	(Netherlands) *	3,076,589	3,184,776
	Liberty Media Corp.-Liberty Formula
45,243	One, Class C*	1,695,368	1,692,541		Health Care Technology - 2.7%
	World Wrestling Entertainment,			61,953	Teladoc Health, Inc. *,1	3,534,297	4,114,299
36,200	Inc. , Class A [1]	3,318,650	2,614,002
					Life Sciences Tools & Services - 2.6%
	Total Communication Services	8,207,000	7,797,988	1,000	Adaptive Biotechnologies Corp. *	20,000	48,300
	This sector is 5.0% below your Fund's cost.			39,400	PRA Health Sciences, Inc. *	2,597,647	3,906,510
	Consumer Discretionary				Pharmaceuticals - 0.6%
	Apparel Retail - 1.0%			28,234	Elanco Animal Health, Inc. *	938,790	954,309
84,056	American Eagle Outfitters, Inc.	1,771,393	1,420,546		Total Health Care	17,701,250	22,961,342
	Apparel, Accessories & Luxury Goods - 4.1%				This sector is 29.7% above your Fund's cost.
128,700	Under Armour, Inc., Class A *	3,472,550	3,262,545
					Industrials
33,911	VF Corp.	2,601,667	2,962,126		Airlines - 2.1%
	Automotive Retail - 2.2%			56,075	Delta Air Lines, Inc.	2,663,125	3,182,256
9,050	O'Reilly Automotive, Inc. *	3,332,105	3,342,346
					Human Resource & Employment Services - 2.3%
	Footwear - 4.7%			28,875	Insperity, Inc.	3,447,532	3,526,793
114,550	Crocs, Inc. *	3,016,959	2,262,362
					Trading Companies & Distributors - 2.4%
27,500	Deckers Outdoor Corp. *	2,676,979	4,839,175	26,910	United Rentals, Inc. *	3,324,789	3,569,073
	General Merchandise Stores - 2.8%				Trucking - 2.1%
38,728	Dollar Tree, Inc. *	3,451,506	4,159,000	48,465	Lyft, Inc., Class A *,1	3,319,409	3,184,635
	Hotels, Resorts & Cruise Lines - 2.5%
					Total Industrials	12,754,855	13,462,757
31,150	Royal Caribbean Cruises, Ltd.	3,669,891	3,775,692
					This sector is 5.6% above your Fund's cost.
	Leisure Products - 2.1%			Information Technology
111,000	YETI Holdings, Inc. *,1	3,545,307	3,213,450
					Application Software - 14.4%
	Total Consumer Discretionary	27,538,357	29,237,242	82,450	Ceridian HCM Holding, Inc. *,1	2,708,828	4,138,990
	This sector is 6.2% above your Fund's cost.			86,504	PagerDuty, Inc. *	3,255,353	4,070,013
	Consumer Staples			86,500	Pluralsight, Inc., Class A *	3,022,476	2,622,680
	Household Products - 2.4%			23,007	RingCentral, Inc., Class A *	2,152,709	2,643,964
50,450	Church & Dwight Co., Inc.	3,294,137	3,685,877	43,026	Slack Technologies, Inc. *	1,635,055	1,613,475
	Packaged Foods & Meats - 4.4%			76,500	Smartsheet, Inc., Class A *	2,168,752	3,702,600
62,200	Kellogg Co.	3,517,330	3,332,054	12,505	The Trade Desk, Inc., Class A *,1	1,184,556	2,848,389
40,600	Tyson Foods, Inc., Class A	3,307,519	3,278,044		Communications Equipment - 4.6%
	Personal Products - 2.5%			96,520	Ciena Corp. *	2,862,960	3,969,868
20,500	The Estee Lauder Cos., Inc., Class A	2,739,003	3,753,755	54,103	Lumentum Holdings, Inc. *,1	2,725,012	2,889,641
	Total Consumer Staples	12,857,989	14,049,730		Data Processing & Outsourced Services - 5.3%
	This sector is 9.3% above your Fund's cost.			57,976	Black Knight, Inc. *	1,508,143	3,487,257
	Health Care			28,555	Global Payments, Inc.	2,106,166	4,572,512
	Biotechnology - 3.2%				Electronic Components - 1.0%
40,631	Exact Sciences Corp. *,1	2,806,831	4,796,083	41,969	II-VI, Inc. *,1	1,774,348	1,534,387

1

AMG Managers Brandywine Advisors Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)

				Principal
Shares		Cost	Value	Amount		Cost	Value
	Information Technology (continued)				Jefferies LLC, dated 06/28/19, due
	Electronic Equipment & Instruments - 2.1%				07/01/19, 2.520% total to be received
					$2,299,565 (collateralized by various
34,792	Keysight Technologies, Inc. *	$2,136,569	$3,124,669
					U.S. Government Agency Obligations,
	IT Consulting & Other Services - 2.7%				0.000% - 2.650%, 07/05/19 - 08/16/23,
61,685	Booz Allen Hamilton Holding Corp.	2,715,808	4,084,164	$2,299,082	totaling $2,345,075)	$2,299,082	$2,299,082
	Semiconductors - 3.2%				RBC Dominion Securities, Inc., dated
					06/28/19, du e 07/01/19, 2.510% total to
113,580	Advanced Micro Devices, Inc. *,1	3,097,099	3,449,425		be received $2,299,563 (collateralized by
15,822	Microchip Technology, Inc. [1]	1,345,729	1,371,767		various U.S. Government Agency
					Obligations and U.S. Treasuries, 0.000% -
	Systems Software - 2.8%				7.000%, 07/18/19 - 09/09/49, totaling
15,297	ServiceNow, Inc. *	1,806,593	4,200,097	2,299,082	$2,345,064)	2,299,082	2,299,082

	Total Information Technology	38,206,156	54,323,898		Total Joint Repurchase Agreements	9,679,578	9,679,578
	This sector is 42.2% above your Fund's cost.			Shares
	Total Common Stocks	117,265,607	141,832,957		Other Investment Companies - 0.2%
Principal					Dreyfus Government Cash Management
Amount				63,222	Fund, Institutional Shares, 2.25% [4]	63,222	63,222
	Short-Term Investments - 11.9%				Dreyfus Institutional Preferred Government
	Commercial Paper - 5.3%				Money Market Fund, Institutional Shares,
				63,222	2.35%[4]	63,222	63,222
	Southern Calif Edison Co., 2.85%,
$8,000,000	07/01/19 [2]	8,000,000	8,000,000		JPMorgan U.S. Government Money Market
				65,137	Fund, IM Shares, 2.32%[4]	65,137	65,137
Joint Repurchase Agreements - 6.4%[3]					Total Other Investment Companies	191,581	191,581

	Bank of America Securities, Inc., dated				Total Short-Term Investments	17,871,159	17,871,159
	06/28/19, du e 07/01/19, 2.500% total to
	be received $2,299,561 (collateralized by				Total Investments - 106.0%	135,136,766	159,704,116
	various U.S. Government Agency			Other Assets, less Liabilities - (6.0%)			(9,011,322)
	Obligations, 3.298% - 4.500%, 06/01/46 -			Total Net Assets - 100.0%			$150,692,794
2,299,082	07/01/49, totaling $2,345,064)	2,299,082	2,299,082
	Citadel Securities LLC, dated 06/28/19,
	due 07/01/19, 2.520% total to be received
	$483,351 (collateralized by various
	U.S. Treasuries, 1.500% - 3.125%, 03/31/23
483,250	- 08/15/44, totaling $493,143)	483,250	483,250
	Citigroup Global Markets, Inc., dated
	06/28/19, du e 07/01/19, 2.500% total to
	be received $2,299,561 (collateralized by
	various U.S. Government Agency
	Obligations and U.S. Treasuries, 0.000% -
	9.500%, 07/02/19 - 01/20/63, totaling
2,299,082	$2,345,064)	2,299,082	2,299,082

* Non-income producing security.				[3] Cash collateral received for securities lending activity was invested in these joint
[1] Some or all of these securities, amounting to $37,362,419 or 24.8% of net assets, were				repurchase agreements.
out on loan to various borrowers and are collateralized by cash and various				[4] Yield shown represents the June 30, 2019, seven day average yield, which refers to the
U.S. Treasury Obligations. See Notes to Schedule of Portfolio of Investments.				sum of the previous seven days' dividends paid, expressed as an annual percentage.
[2] Represents yield to maturity at June 30, 2019.

2

AMG Managers Brandywine Advisors Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †	$141,832,957	—	—	$141,832,957
Short-Term Investments
Commercial Paper	—	$8,000,000	—	8,000,000
Joint Repurchase Agreements	—	9,679,578	—	9,679,578
Other Investment Companies	191,581	—	—	191,581
Total Investments in Securities	$142,024,538	$17,679,578	—	$159,704,116

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended June 30, 2019, there were no transfers in or out of Level 3.

3

Notes to Schedule of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales priceonthe primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities)
are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Fund's portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”)
are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value
(“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the
Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. TheBoardwillbe presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

4

Notes to Schedule of Portfolio of Investments (continued)

PORTFOLIO SECURITIES LOANED

The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at June 30, 2019, were as follows:

	Cash	Securities	Total
Securities	Collateral	Collateral	Collateral
Loaned	Received	Received	Received
$37,362,419	$9,679,578	$27,919,356	$37,598,934

The following table summarizes the securities received as collateral for securities lending at June 30, 2019:

Collateral	Coupon	Maturity
Type	Range	Date Range
U.S. Treasury Obligations	0.000%-8.750%	07/16/19-11/15/48

5

AMG Managers Brandywine Fund
Schedule of Portfolio Investments (unaudited)
June 30, 2019

Shares		Cost	Value	Shares		Cost	Value
Common Stocks - 95.2%					Hypermarkets & Super Centers - 1.8%
Communication Services				55,592	Costco Wholesale Corp.	$12,140,755	$14,690,742
	Cable & Satellite - 1.5%				Packaged Foods & Meats - 2.8%
296,446	Comcast Corp., Class A	$11,366,877	$12,533,737	212,877	Kellogg Co.	12,029,444	11,403,821
	Interactive Home Entertainment - 1.5%			144,446	Tyson Foods, Inc., Class A	11,795,112	11,662,570
126,465	Electronic Arts, Inc. *	11,711,801	12,805,846		Personal Products - 1.8%
	Movies & Entertainment - 5.2%			83,950	The Estee Lauder Cos., Inc., Class A	11,216,551	15,372,084
	Liberty Media Corp.-Liberty Formula			Total Consumer Staples		58,801,229	66,690,030
102,439	One, Class C*	3,865,515	3,832,243
					This sector is 13.4% above your Fund's cost.
42,587	Netflix, Inc. *	4,776,967	15,643,057
				Energy
104,123	The Walt Disney Co.	11,968,214	14,539,736		Oil & Gas Equipment & Services - 1.0%
	World Wrestling Entertainment,			823,384	McDermott International, Inc. *,1	8,397,145	7,953,890
133,145	Inc. , Class A1	12,230,996	9,614,400
					This sector is 5.3% below your Fund's cost.
Total Communication Services		55,920,370	68,969,019
				Financials
	This sector is 23.3% above your Fund's cost.
					Financial Exchanges & Data - 1.5%
Consumer Discretionary
				65,969	CME Group, Inc.	6,197,944	12,805,242
	Apparel Retail - 2.7%
					Insurance Brokers - 2.0%
469,425	American Eagle Outfitters, Inc.	9,862,741	7,933,282	196,408	eHealth, Inc. *,1	6,995,925	16,910,729
272,376	The TJX Cos., Inc.	11,933,268	14,403,243
	Apparel, Accessories & Luxury Goods - 3.4%			Total Financials		13,193,869	29,715,971
239,235	Levi Strauss & Co., Class A *,1	5,398,982	4,995,227		This sector is 125.2% above your Fund's cost.
458,930	Under Armour, Inc., Class A *	12,352,348	11,633,875	Health Care
					Biotechnology - 1.6%
134,152	VF Corp.	11,854,806	11,718,177
				71,430	Vertex Pharmaceuticals, Inc. *	12,067,107	13,098,833
	Automotive Retail - 1.4%
33,141	O'Reilly Automotive, Inc. *	12,446,344	12,239,634		Health Care Services - 0.9%
				87,148	Guardant Health, Inc. *	6,620,321	7,523,487
	Footwear - 2.2%
105,275	Deckers Outdoor Corp. *	7,329,901	18,525,242		Health Care Equipment - 5.4%
	General Merchandise Stores - 1.7%			205,465	Abbott Laboratories	12,225,583	17,279,607
				387,439	AxoGen, Inc. *,1	8,211,332	7,671,292
129,945	Dollar Tree, Inc. *	11,337,533	13,954,794
				316,424	Tandem Diabetes Care, Inc. *,1	14,038,019	20,415,676
	Hotels, Resorts & Cruise Lines - 1.4%
					Life Sciences Tools & Services - 1.1%
95,538	Royal Caribbean Cruises, Ltd.	11,242,814	11,580,161
	Internet & Direct Marketing Retail - 3.1%			32,617	Thermo Fisher Scientific, Inc.	5,572,949	9,578,961
13,675	Amazon.com, Inc. *	19,284,386	25,895,390		Pharmaceuticals - 1.7%
					AstraZeneca PLC, Sponsored ADR
	Leisure Products - 1.2%			322,500	(United Kingdom) [1]	12,575,004	13,312,800
363,710	YETI Holdings, Inc. *,1	11,751,914	10,529,405
				29,434	Elanco Animal Health, Inc. *	972,496	994,869
	Specialty Stores - 1.5%
418,870	National Vision Holdings, Inc. *	12,930,299	12,871,875	Total Health Care		72,282,811	89,875,525
					This sector is 24.3% above your Fund's cost.
Total Consumer Discretionary		137,725,336	156,280,305	Industrials
	This sector is 13.5% above your Fund's cost.				Aerospace & Defense - 0.9%
Consumer Staples				120,065	Cubic Corp. [1]	7,172,573	7,741,791
	Household Products - 1.6%				Airlines - 1.6%
185,612	Church & Dwight Co., Inc.	11,619,367	13,560,813
				236,000	Delta Air Lines, Inc.	11,208,159	13,393,000

AMG Managers Brandywine Fund
Schedule of Portfolio Investments (continued)

Shares		Cost	Value	Shares		Cost	Value

Industrials (continued)					Systems Software - 6.1%
	Diversified Support Services - 0.3%			277,695	Microsoft Corp.	$23,452,799	$37,200,022
86,797	Mobile Mini, Inc.	$3,271,620	$2,641,233	52,206	ServiceNow, Inc. *	4,163,474	14,334,202
	Human Resource & Employment Services - 1.5%			Total Information Technology		209,219,518	310,143,710
105,573	Insperity, Inc.	12,583,441	12,894,686		This sector is 48.2% above your Fund's cost.
	Industrial Machinery - 1.2%			Total Common Stocks		620,475,023	798,631,607
357,310	Harsco Corp. *	8,003,911	9,804,586	Principal
				Amount
	Trading Companies & Distributors - 0.9%
				Short -Term Investments - 7.6%
55,287	United Rentals, Inc. *	6,722,715	7,332,715
				Commercial Paper - 3.9%
	Trucking - 1.8%
					Common Wealth Edison, 2.49%,
110,239	Lyft, Inc., Class A *,1	8,392,511	7,243,805	$33,000,000 07/01/19 [2]		33,000,000	33,000,000
171,439	Uber Technologies, Inc. *,1	7,579,815	7,951,341
				Joint Repurchase Agreements - 3.5%[3]
Total Industrials		64,934,745	69,003,157
	This sector is 6.3% above your Fund's cost.				Bank of America Securities, Inc., dated
					06/28/19, du e 07/01/19, 2.500% total to
Information Technology					be received $6,938,785 (collateralized by
	Application Software - 8.1%				various U.S. Government Agency
45,070	Adobe, Inc. *	11,261,231	13,279,876		Obligations, 3.298% - 4.500%, 06/01/46 -
				6,937,340	07/01/49, totaling $7,076,087)	6,937,340	6,937,340
74,319	Autodesk, Inc. *	12,637,811	12,106,565
					Cantor Fitzgerald Securities, Inc., dated
63,522	Ceridian HCM Holding, Inc. *,1	1,813,269	3,188,804		06/28/19, du e 07/01/19, 2.530% total to
173,668	PagerDuty, Inc. *,1	6,330,872	8,171,080		be received $6,938,803 (collateralized by
85,233	RingCentral, Inc., Class A *	7,113,781	9,794,976		various U.S. Government Agency
					Obligations and U.S. Treasuries, 0.000% -
241,298	Slack Technologies, Inc. *	9,094,081	9,048,675		10.000%, 06/30/19 - 05/20/69, totaling
52,546	The Trade Desk, Inc., Class A *,1	2,732,392	11,968,928	6,937,340	$7,076,087)	6,937,340	6,937,340
	Communications Equipment - 4.7%				Citigroup Global Markets, Inc., dated
					06/28/19, du e 07/01/19, 2.500% total to
480,858	Ciena Corp. *	13,809,115	19,777,690
					be received $6,938,785 (collateralized by
225,088	Cisco Systems, Inc.	10,061,383	12,319,066		various U.S. Government Agency
140,190	Lumentum Holdings, Inc. *,1	7,086,237	7,487,548		Obligations and U.S. Treasuries, 0.000% -
					9.500%, 07/02/19 - 01/20/63, totaling
	Data Processing & Outsourced Services - 10.4%			6,937,340	$7,076,087)	6,937,340	6,937,340
176,960	Black Knight, Inc. *	4,502,085	10,644,144		Jefferies LLC, dated 06/28/19, due
139,960	Global Payments, Inc.	10,039,962	22,411,795		07/01/19, 2.520% total to be received
					$6,938,797 (collateralized by various
69,979	Mastercard, Inc., Class A	13,008,472	18,511,545		U.S. Government Agency Obligations,
131,844	PayPal Holdings, Inc. *	10,876,168	15,090,864		0.000% - 2.650%, 07/05/19 - 08/16/23,
119,890	Visa, Inc., Class A [1]	8,635,439	20,806,909	6,937,340	totaling $7,076,120)	6,937,340	6,937,340
	Electronic Components - 0.9%				Nomura Securities International, Inc.,
					dated 06/28/19, due 07/01/19, 2.480%
203,960	II-VI, Inc. *,1	7,897,249	7,456,777
					total to be received $1,458,829
	Electronic Equipment & Instruments - 1.5%				(collateralized by various U.S. Treasuries,
143,783	Keysight Technologies, Inc. *	8,797,926	12,913,151		0.000% - 3.375%, 07/18/19 - 09/09/49,
				1,458,528	totaling $1,487,699)	1,458,528	1,458,528
	IT Consulting & Other Services - 2.3%
					Total Joint Repurchase Agreements	29,207,888	29,207,888
284,161	Booz Allen Hamilton Holding Corp.	12,560,155	18,814,300
				Shares
	Semiconductors - 3.0%			Other Investment Companies - 0.2%
567,965	Advanced Micro Devices, Inc. *,1	15,674,775	17,249,097
				Dreyfus Government Cash Management
87,286	Microchip Technology, Inc. [1]	7,670,842	7,567,696	606,023 Fund, Institutional Shares, 2.25% [4]		606,023	606,023

AMG Managers Brandywine Fund
Schedule of Portfolio Investments (continued)

Shares		Cost	Value			Cost	Value
	Other Investment Companies (continued)
	Dreyfus Institutional Preferred			Total Investments - 102.8%	$684,519,343		$862,675,927
	Government Money Market Fund,			Other Assets, less Liabilities - (2.8%)			(23,625,263)
606,022	Institutional Shares, 2.35% [4]	$606,022	$606,022
				Total Net Assets - 100.0%			$839,050,664
	JPMorgan U.S. Government Money Market
624,387	Fund, IM Shares, 2.32% [4]	624,387	624,387
	Total Other Investment Companies	1,836,432	1,836,432
	Total Short-Term Investments	64,044,320	64,044,320

	* Non-income producing security.			[3] Cash collateral received for securities lending activity was invested in these joint
[1] Some or all of these securities, amounting to $153,929,181 or 18.3% of net assets, were				repurchase agreements.
out on loan to various borrowers and are collateralized by cash and various				[4] Yield shown represents the June 30, 2019, seven day average yield, which refers to the
U.S. Treasury Obligations. See Notes to Schedules of Portfolio of Investments.				sum of the previous seven days' dividends paid, expressed as an annual percentage.
	[2] Represents yield to maturity at June 30, 2019.			ADR American Depositary Receipt
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of June 30, 2019:
				Level 1	Level 2	Level 3	Total
	Investments in Securities
	Common Stocks †			$798,631,607	—	—	$798,631,607
	Short-Term Investments
	Commercial Paper			—	$33,000,000	—	33,000,000
	Joint Repurchase Agreements			—	29,207,888	—	29,207,888
	Other Investment Companies			1,836,432	—	—	1,836,432
	Total Investments in Securities			$800,468,039	$62,207,888	—	$862,675,927

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended June 30, 2019, there were no transfers in or out of Level 3.

AMG Managers Brandywine Blue Fund
Schedule of Portfolio Investments (unaudited)
June 30, 2019

Shares		Cost	Value	Shares		Cost	Value
Common Stocks - 94.4%				Financials
Communication Services					Financial Exchanges & Data - 1.9%
	Cable & Satellite - 1.9%			18,775	CME Group, Inc.	$1,763,774	$3,644,415
86,600	Comcast Corp., Class A	$3,338,611	$3,661,448		This sector is 106.6% above your Fund's cost.
	Interactive Home Entertainment - 2.1%			Health Care
38,400	Electronic Arts, Inc. *	3,555,998	3,888,384		Biotechnology - 5.7%
	Movies & Entertainment - 5.7%			57,479	Exact Sciences Corp. *,1	4,146,075	6,784,821
	Liberty Media Corp.-Liberty Formula			22,000	Vertex Pharmaceuticals, Inc. *	3,755,599	4,034,360
41,606	One, Class C*	1,568,348	1,556,480
					Health Care Services - 0.9%
13,585	Netflix, Inc. *	2,334,489	4,990,042	19,671	Guardant Health, Inc. *	1,473,523	1,698,198
30,312	The Walt Disney Co.	3,485,011	4,232,768		Health Care Equipment - 2.8%
Total Communication Services		14,282,457	18,329,122	62,300	Abbott Laboratories	3,825,105	5,239,430
	This sector is 28.3% above your Fund's cost.				Life Sciences Tools & Services - 1.7%
Consumer Discretionary				10,600	Thermo Fisher Scientific, Inc.	1,826,016	3,113,008
	Apparel Retail - 2.3%				Pharmaceuticals - 4.6%
81,920	The TJX Cos., Inc.	3,562,569	4,331,930		AstraZeneca PLC, Sponsored ADR
	Apparel, Accessories & Luxury Goods - 2.3%			95,500	(United Kingdom) [1]	3,740,406	3,942,240
				35,678	Elanco Animal Health, Inc. *	1,185,245	1,205,916
49,039	VF Corp.	3,766,035	4,283,557
	Automotive Retail - 1.9%				Novartis AG, Sponsored ADR
9,625	O'Reilly Automotive, Inc. *	3,546,682	3,554,705	38,600	(Switzerland)	3,202,132	3,524,566
	General Merchandise Stores - 2.4%			Total Health Care		23,154,101	29,542,539
43,163	Dollar Tree, Inc. *	3,768,794	4,635,274		This sector is 27.6% above your Fund's cost.
	Hotels, Resorts & Cruise Lines - 1.9%			Industrials
29,300	Royal Caribbean Cruises, Ltd.	3,450,433	3,551,453		Airlines - 2.1%
	Internet & Direct Marketing Retail - 3.1%			68,390	Delta Air Lines, Inc.	3,247,992	3,881,132
3,073	Amazon.com, Inc. *	4,417,631	5,819,125		Trading Companies & Distributors - 1.2%
				17,455	United Rentals, Inc. *	2,144,004	2,315,057
Total Consumer Discretionary		22,512,144	26,176,044
					Trucking - 1.8%
	This sector is 16.3% above your Fund's cost.
				24,233	Lyft, Inc., Class A *,1	1,851,240	1,592,351
Consumer Staples
				37,677	Uber Technologies, Inc. *,1	1,664,375	1,747,459
	Household Products - 2.1%
53,277	Church & Dwight Co., Inc.	3,332,323	3,892,418	Total Industrials		8,907,611	9,535,999
	Hypermarkets & Super Centers - 2.3%				This sector is 7.1% above your Fund's cost.
16,100	Costco Wholesale Corp.	3,516,760	4,254,586	Information Technology
	Packaged Foods & Meats - 3.8%				Application Software - 6.9%
				14,121	Adobe, Inc. *	3,541,076	4,160,753
68,800	Kellogg Co.	3,891,938	3,685,616
				21,326	Autodesk, Inc. *	3,613,604	3,474,005
44,200	Tyson Foods, Inc., Class A	3,598,668	3,568,708
				28,865	RingCentral, Inc., Class A *	3,315,691	3,317,166
	Personal Products - 2.4%
				54,431	Slack Technologies, Inc. *	2,066,793	2,041,162
24,500	The Estee Lauder Cos., Inc., Class A	3,210,218	4,486,195
					Communications Equipment - 2.1%
Total Consumer Staples		17,549,907	19,887,523
				72,933	Cisco Systems, Inc.	3,330,534	3,991,623
	This sector is 13.3% above your Fund's cost.
					Data Processing & Outsourced Services - 13.2%
				70,000	Black Knight, Inc. *	3,445,952	4,210,500
				37,520	Global Payments, Inc.	2,696,027	6,008,078

AMG Managers Brandywine Blue Fund
Schedule of Portfolio Investments (continued)

				Principal
Shares		Cost	Value	Amount		Cost	Value
Information Technology (continued)					Morgan, Stanley & Co. LLC, dated
	Data Processing & Outsourced Services - 13.2%				06/28/19, du e 07/01/19, 2.520% total to
	(continued)				be received $1,000,210 (collateralized by
					various U.S. Government Agency
15,274	Mastercard, Inc., Class A	$2,671,864	$4,040,431		Obligations, 2.500% - 7.500%, 04/01/26 -
40,325	PayPal Holdings, Inc. *	3,351,513	4,615,600	$1,000,000	06/20/49, totaling $1,020,000)	$1,000,000	$1,000,000
34,550	Visa, Inc., Class A	2,485,668	5,996,152		Total Joint Repurchase Agreements	1,604,873	1,604,873
	Electronic Equipment & Instruments - 2.0%			Shares
41,640	Keysight Technologies, Inc. *	2,559,756	3,739,688		Other Investment Companies - 0.1%
	IT Consulting & Other Services - 2.9%				Dreyfus Government Cash Management
				38,381	Fund, Institutional Shares, 2.25% [4]	38,381	38,381
82,379	Booz Allen Hamilton Holding Corp.	3,654,782	5,454,314
					Dreyfus Institutional Preferred Government
	Semiconductors - 3.2%				Money Market Fund, Institutional Shares,
143,000	Advanced Micro Devices, Inc. *,1	3,955,573	4,342,910	38,381	2.35%[4]	38,381	38,381
19,144	Microchip Technology, Inc. [1]	1,626,400	1,659,785		JPMorgan U.S. Government Money Market
				39,544	Fund, IM Shares, 2.32% [4]	39,544	39,544
	Systems Software - 7.2%
60,614	Microsoft Corp.	4,055,685	8,119,852		Total Other Investment Companies	116,306	116,306
19,309	ServiceNow, Inc. *	1,997,743	5,301,672		Total Short-Term Investments	13,721,179	13,721,179
Total Information Technology		48,368,661	70,473,691	Total Investments - 101.7%		150,259,834	191,310,512
	This sector is 45.7% above your Fund's cost.			Other Assets, less Liabilities - (1.7%)			(3,169,624)
Total Common Stocks		136,538,655	177,589,333	Total Net Assets - 100.0%			$188,140,888
Principal
Amount
Short-Term Investments - 7.3%
Commercial Paper - 6.4%
	Southern Calif Edison Co., 2.85%,
$12,000,000	07/01/19 [2]	12,000,000	12,000,000
Joint Repurchase Agreements - 0.8%[3]
	BNP Paribas S.A., dated 06/28/19, due
	07/01/19, 2.480% total to be received
	$604,998 (collateralized by various
	U.S. Treasuries, 0.000% - 8.125%,
604,873	06/30/19 - 02/15/49, totaling $616,971)	604,873	604,873

* Non-income producing security.				[3] Cash collateral received for securities lending activity was invested in these joint
[1] Some or all of these securities, amounting to $15,969,763 or 8.5% of net assets, were				repurchase agreements.
out on loan to various borrowers and are collateralized by cash and various				[4] Yield shown represents the June 30, 2019, seven day average yield, which refers to the
U.S. Treasury Obligations. See Notes to Schedules of Portfolio of Investments.				sum of the previous seven days' dividends paid, expressed as an annual percentage.
[2] Represents yield to maturity at June 30, 2019.				ADR American Depositary Receipt

AMG Managers Brandywine Blue Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of June 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †	$177,589,333	—	—	$177,589,333
Short-Term Investments
Commercial Paper	—	$12,000,000	—	12,000,000
Joint Repurchase Agreements	—	1,604,873	—	1,604,873
Other Investment Companies	116,306	—	—	116,306
Total Investments in Securities	$177,705,639	$13,604,873	—	$191,310,512

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended June 30, 2019, there were no transfers in or out of Level 3.

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales priceonthe primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities)
are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds' portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”)
are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value
(“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the
Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. TheBoardwillbe presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds' own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

Notes to Schedules of Portfolio of Investments (continued)

PORTFOLIO SECURITIES LOANED
The Funds participate in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at June 30, 2019, were as follows:
		Cash	Securities	Total
	Securities	Collateral	Collateral	Collateral
Fund	Loaned	Received	Received	Received
AMG Managers Brandywine Fund	$153,929,181	$29,207,888	$126,136,591	$155,344,479
AMG Managers Brandywine Blue Fund	15,969,763	1,604,873	14,528,927	16,133,800

The following table summarizes the securities received as collateral for securities lending at June 30, 2019:
	Collateral		Coupon	Maturity
Fund	Type		Range	Date Range
AMG Managers Brandywine Fund	U.S. Treasury Obligations		0.000%-8.750%	07/16/19-02/15/49
AMG Managers Brandywine Blue Fund	U.S. Treasury Obligations		0.000%-8.750%	07/16/19-11/15/48